Annual Fund Operating Expenses	Oct. 31, 2025
AllianzIM U.S. Equity Buffer10 Jan ETF | AllianzIM U.S. Equity Buffer10 Jan ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer20 Jan ETF | AllianzIM Equity Large Cap Buffer20 Jan ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer10 Feb ETF | AllianzIM U.S. Equity Buffer10 Feb ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer20 Feb ETF | AllianzIM U.S. Equity Buffer20 Feb ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer10 Mar ETF | AllianzIM U.S. Equity Buffer10 Mar ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer20 Mar ETF | AllianzIM U.S. Equity Buffer20 Mar ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer10 Apr ETF | AllianzIM U.S. Equity Buffer10 Apr ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer20 Apr ETF | AllianzIM U.S. Equity Buffer20 Apr ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer10 May ETF | AllianzIM U.S. Equity Buffer10 May ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer20 May ETF | AllianzIM U.S. Equity Buffer20 May ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer10 Jun ETF | AllianzIM U.S. Equity Buffer10 Jun ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer20 Jun ETF | AllianzIM U.S. Equity Buffer20 Jun ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer10 Jul ETF | AllianzIM U.S. Equity Buffer10 Jul ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer20 Jul ETF | AllianzIM U.S. Equity Buffer20 Jul ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer10 Aug ETF | AllianzIM U.S. Equity Buffer10 Aug ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer20 Aug ETF | AllianzIM U.S. Equity Buffer20 Aug ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer10 Sep ETF | AllianzIM U.S. Equity Buffer10 Sep ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer20 Sep ETF | AllianzIM U.S. Equity Buffer20 Sep ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer10 Oct ETF | AllianzIM U.S. Equity Buffer10 Oct ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer20 Oct ETF | AllianzIM U.S. Equity Buffer20 Oct ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer10 Nov ETF | AllianzIM U.S. Equity Buffer10 Nov ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer20 Nov ETF | AllianzIM U.S. Equity Buffer20 Nov ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer10 Dec ETF | AllianzIM U.S. Equity Buffer10 Dec ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer20 Dec ETF | AllianzIM U.S. Equity Buffer20 Dec ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF | AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF | AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF | AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF | AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF | AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF | AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%